Grandeur Peak International Opportunities Fund	Portfolio of Investments
January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.19%
Australia — 5.43%
IPD Group Ltd/Australia	446,884	$ 1,372,490
MA Financial Group Ltd	452,336	3,266,749
Pinnacle Investment Management Group	436,050	5,156,438
Qualitas Ltd(b)	1,153,482	2,570,612
		12,366,289
Belgium — 2.80%
Melexis NV	61,836	4,675,101
X-Fab Silicon Foundries S.E. 144A(a)(b)(c)	277,109	1,684,278
		6,359,379
Brazil — 0.52%
Grupo Mateus S.A.	1,283,700	1,178,781

Canada — 3.80%
5N Plus, Inc.(a)	88,100	1,558,021
Aritzia Inc(a)	30,501	2,404,230
Descartes Systems Group, Inc. (The)(a)	26,600	1,986,556
Richelieu Hardware, Ltd.	39,336	1,176,356
TerraVest Industries, Inc.	14,600	1,512,508
		8,637,671
China — 4.32%
Centre Testing Int	992,300	2,216,880
DPC Dash Ltd. 144A(a)(b)(c)	185,700	1,579,559
Silergy Corp	677,996	6,018,859
		9,815,298
France — 3.48%
Neurones SA	13,738	656,596
Planisware S.A.	76,135	1,810,373
Thermador Groupe	10,417	972,270
Virbac S.A.	10,738	4,476,289
		7,915,528
Germany — 4.39%
Atoss Software AG	24,039	2,779,652
CHAPTERS Group AG(a)	27,720	1,245,954
Dermapharm Holding SE	37,831	1,563,580
Elmos Semiconductor AG	32,052	4,386,623
		9,975,809
India — 4.93%
Anant Raj Ltd. (a)	256,653	1,411,630
Cartrade Tech Ltd.(a)	50,789	1,467,528
Gulf Oil Lubricants India Ltd.	179,854	2,137,728
Motherson Sumi Wiring India Lt	3,732,763	1,757,104
SJS Enterprises Ltd	171,594	3,122,208
Supriya Lifescience Ltd(a)	177,147	1,306,166
		11,202,364
Indonesia — 0.47%
Cisarua Mountain Dairy PT TBK	3,509,700	1,066,016

Italy — 6.02%
DiaSorin SpA(a)	30,382	2,600,774
Interpump Group SpA	126,929	7,358,028
Recordati SpA	68,100	3,742,592
		13,701,394
Japan — 17.94%
AZOOM Co Ltd	71,700	2,094,080
baudroie inc(a)	113,500	1,501,971
eWeLL Co Ltd	65,600	1,060,116
	Shares	Fair Value
COMMON STOCKS — 98.19% (continued)
Japan — 17.94% (continued)
Hennge KK	358,300	$ 2,690,225
Integral Corp	207,100	4,743,862
Japan Elevator Service Holdings Company Ltd.	342,900	3,601,556
Kandenko Company Ltd. (a)	45,200	1,624,737
Kinden Corp(a)	21,800	963,211
Kitz Corp	190,000	2,468,888
Kotobuki Spirits Co Ltd(a)	182,200	2,104,997
Mani, Inc. (a)	201,800	1,984,593
Maruwa Company Ltd.	6,700	2,062,444
Next Generation Technology Group, Inc.(a)	23,900	1,428,484
Rakus Co Ltd(a)	203,600	1,158,490
Tokyo Seimitsu Company Limited	33,300	3,001,609
Totech Corp	57,800	1,501,376
ULS Group Inc	512,300	1,886,839
Visional Inc(a)	89,600	4,932,105
		40,809,583
Luxembourg — 1.48%
Eurofins Scientific S.E.	41,517	3,355,038

Mexico — 1.76%
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR(a)	55,665	1,722,275
Regional SAB de CV	254,300	2,281,030
		4,003,305
Netherlands — 0.81%
Redcare Pharmacy N.V. 144A(a)(b)(c)	24,853	1,843,638

Philippines — 0.86%
Philippine Seven Corp	1,836,800	1,075,519
Puregold Price Club, Inc.	1,430,800	869,359
		1,944,878
Saudi Arabia — 0.79%
Rasan Information Technology Company(a)	47,860	1,786,440

Singapore — 0.43%
Riverstone Holdings Ltd.	1,623,100	976,003

South Korea — 5.18%
D'Alba Global Company Ltd. (a)	20,388	2,264,661
Global Tax Free Company Ltd.(a)	356,855	1,151,002
HD Hyundai Marine Solution Co(a)	13,613	1,722,487
HPSP Company Ltd.	68,734	2,205,095
LEENO Industrial Inc.	14,956	1,092,733
Pumtech Korea Company Ltd.	49,567	2,243,361
S&S Tech Corp	17,457	1,096,008
		11,775,347
Sweden — 5.40%
AddTech A.B.	42,085	1,373,848
Asker Healthcare Group AB(a)	159,600	1,344,981
BoneSupport Holding AB 144A(a) (b) (c)	50,717	1,053,276
Lagercrantz Group AB(a)	57,559	1,263,860
Roko AB(a)	5,960	1,066,878
Swedencare AB	180,243	490,667
Swedish Logistic(a)	421,609	1,985,449

Grandeur Peak International Opportunities Fund	Portfolio of Investments
January 31, 2026 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 98.19% (continued)
Sweden — 5.40% (continued)
Vimian Group AB(a)	1,234,918	$ 3,701,402
		12,280,361
Taiwan — 5.29%
Airtac International Group(a)	74,000	2,669,874
Asia Vital Components Co., Ltd.	40,000	1,848,277
ASPEED Technology, Inc.	9,000	2,529,354
Jentech Precision Industrial Co., Ltd. (a)	16,000	1,438,111
Sporton International, Inc.	420,338	2,328,042
Voltronic Power Technology Corporation	45,000	1,214,831
		12,028,489
United Arab Emirates — 0.68%
Spinneys 1961 Holding PLC	3,642,802	1,547,385

United Kingdom — 19.28%
Advanced Medical Solutions Group	771,941	2,276,286
Cohort plc(a)	76,231	1,201,654
CVS Group plc	228,179	4,077,692
Diploma plc	81,984	5,968,102
Elixirr International PLC	145,575	1,573,655
Games Workshop Group plc	4,700	1,096,523
Hill & Smith Holdings plc	105,344	3,214,476
Marex Group PLC	85,901	3,391,371
Pollen Street Group Ltd	111,633	1,402,267
Renew Holdings PLC	219,834	2,821,586
Rosebank Industries plc(a)	387,010	1,848,175
Shawbrook Group plc(a)	309,932	1,984,759
Softcat PLC	122,123	2,389,621
Tatton Asset Management plc	298,344	2,776,015
Volution Group PLC	892,456	7,840,023
		43,862,205
United States — 0.86%
JFrog Ltd.(a)	35,729	1,957,949

Vietnam — 1.27%
Asia Commercial Bank JSC	1,809,707	1,684,912
Vietnam Technological & Comm Joint-stock Bank	863,246	1,197,239
		2,882,151
Total Common Stocks (Cost $169,815,130)		223,271,301

Total Common Stocks/ Investments — 98.19%
(Cost $169,815,130)		223,271,301

Other Assets in Excess of Liabilities — 1.81%		4,104,482

NET ASSETS — 100.00%		$ 227,375,783

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2026, these securities had a total aggregate market value of $8,731,363, representing 3.84% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, these securities had a total aggregate market value of $6,160,751, representing 2.71% of net assets.